Deferred Income Tax Assets and Liabilities_Deferred Income Tax Assets And Liabilities(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2018 USD ($) [1]
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		₩ 1,562,333		₩ 1,325,367	₩ 1,283,268
Total deferred income tax assets from deductable temporary differences		1,487,039
Total deferred income tax liabilities		(2,050,709)		(1,854,445)	(1,253,126)
Total deferred income tax assets from deductable temporary differences		(1,861,070)
Total deferred income tax liabilities (assets)		(488,376)		(529,078)
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Deferred Tax Assets				95,181
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Deferred Tax Liabilities				(442,206)
Offsetting Of Deferred Income Tax Assets And Liabilities [Abstract]
Offsetting Of Deferred Income Tax Assets		(1,558,175)		(1,321,376)
Offsetting Of Deferred Income Tax Liabilities		1,558,175		1,321,376
Net Deferred Tax Assets And Liabilities Abstract [Abstract]
Total net deferred income tax assets		4,158	[1]	3,991		$ 3,736
Total net deferred income tax liabilities		(492,534)	[1]	(533,069)		$ (442,588)
Total net deferred income tax liabilities (assets)		(488,376)		(529,078)
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Abstract [Line Items]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Investments In Subsidiaries And Others		73,764
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised SPE Repurchases		120,704
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures Abstract [Line Items]
Taxable Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures		62,367
Taxable Temporary Differences Associated With Business Combination		65,288
Others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		109,721		115,518
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		109,721		115,518
Allowances for loan losses
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		3,327		1,142
Total deferred income tax liabilities		(65)		0
Total deferred income tax liabilities (assets)		3,262		1,142
Impairment losses on property and equipment
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		6,030		5,614
Total deferred income tax liabilities		(2,032)		(407)
Total deferred income tax liabilities (assets)		3,998		5,207
Interest on equity index linked deposits
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets				43
Total deferred income tax liabilities				0
Total deferred income tax liabilities (assets)				43
Share based payments
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		17,655		23,238
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		17,655		23,238
Provisions for guarantees
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		20,298		24,341
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		20,298		24,341
Loss (Gains) from valuation on derivative financial instruments
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		138,401		6,258
Total deferred income tax liabilities		(13,485)		(17,479)
Total deferred income tax liabilities (assets)		124,916		(11,221)
Present value discount
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		6,763		25,332
Total deferred income tax liabilities		(2,380)		(4,498)
Total deferred income tax liabilities (assets)		4,383		20,834
Losses from fair value hedged item
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(25,873)		(15,698)
Total deferred income tax liabilities (assets)		(25,873)		(15,698)
Accrued interest
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		0		243
Total deferred income tax liabilities		(113,152)		(111,514)
Total deferred income tax liabilities (assets)		(113,152)		(111,271)
Deferred loan origination fees and costs
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		506		332
Total deferred income tax liabilities		(194,848)		(180,401)
Total deferred income tax liabilities (assets)		(194,342)		(180,069)
Advnaced depreciation provision
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(1,703)		(1,703)
Total deferred income tax liabilities (assets)		(1,703)		(1,703)
Gains on revaluation
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		648		648
Total deferred income tax liabilities		(330,548)		(350,801)
Total deferred income tax liabilities (assets)		(329,900)		(350,153)
Investments in subsidiaries and others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		33,589		24,834
Total deferred income tax liabilities		(78,586)		(103,268)
Total deferred income tax liabilities (assets)		(44,997)		(78,434)
Gains on valuation of security investment
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		76,558		86,290
Total deferred income tax liabilities		(181,638)		(225,158)
Total deferred income tax liabilities (assets)		(105,080)		(138,868)
Defined benefit liabilities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		494,572		436,706
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		494,572		436,706
Accrued expenses
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		272,190		194,399
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		272,190		194,399
Retirement insurance expense
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		17,559		0
Total deferred income tax liabilities		(444,244)		(369,300)
Total deferred income tax liabilities (assets)		(426,685)		(369,300)
Adjustments to the prepaid contributions
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(19,033)		(16,236)
Total deferred income tax liabilities (assets)		(19,033)		(16,236)
Derivative linked securities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		3,762		27,992
Total deferred income tax liabilities		(74,765)		(5,679)
Total deferred income tax liabilities (assets)		(71,003)		22,313
Others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		360,754		352,437
Total deferred income tax liabilities		(568,357)		(452,303)
Total deferred income tax liabilities (assets)		(207,603)		(99,866)
Deductible temporary differences
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		1,562,333		1,325,367	1,283,268
Total deferred income tax assets from deductable temporary differences		1,487,039
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Deferred Tax Assets				95,181
The changes in cumulative temporary differences
Beginning		4,793,738		5,059,504
Beginning_IFRS9	[2]	5,382,288
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				393,310
Ending		₩ 5,640,956		₩ 4,793,738	₩ 5,059,504
Tax rate		27.50%		27.50%	24.20%
Deductible temporary differences | Gross Temporary Difference Unused Tax Losses And Unused Tax Credits Member [Member]
The changes in cumulative temporary differences
Beginning		₩ 5,038,030		₩ 6,033,301
Beginning_IFRS9	[2]	5,632,947
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				393,310
Decrease		3,360,788		4,135,729
Increase		3,566,681		2,747,148
Ending		5,838,840		5,038,030	₩ 6,033,301
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		423,828		380,863
Beginning_IFRS9	[2]	441,088
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				30,180
Decrease		440,865		395,138
Increase		411,680		407,923
Ending		411,903		423,828	380,863
Deductible temporary differences | Allowances for loan losses
The changes in cumulative temporary differences
Beginning		4,222		30,154
Beginning_IFRS9	[2]	546,506
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		542,139		26,134
Increase		8,114		202
Ending		12,481		4,222	30,154
Deductible temporary differences | Impairment losses on property and equipment
The changes in cumulative temporary differences
Beginning		20,415		32,726
Beginning_IFRS9	[2]	20,415
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		19,678		31,988
Increase		21,190		19,677
Ending		21,927		20,415	32,726
Deductible temporary differences | Interest on equity index linked deposits
The changes in cumulative temporary differences
Beginning		155		168
Beginning_IFRS9	[2]	155
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		155		168
Increase		0		155
Ending		0		155	168
Deductible temporary differences | Share based payments
The changes in cumulative temporary differences
Beginning		84,502		56,650
Beginning_IFRS9	[2]	84,502
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		74,429		49,333
Increase		49,998		77,185
Ending		60,071		84,502	56,650
Deductible temporary differences | Provisions for guarantees
The changes in cumulative temporary differences
Beginning		88,512		126,319
Beginning_IFRS9	[2]	98,294
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		98,294		126,319
Increase		73,809		88,512
Ending		73,809		88,512	126,319
Deductible temporary differences | Loss (Gains) from valuation on derivative financial instruments
The changes in cumulative temporary differences
Beginning		22,758		40,334
Beginning_IFRS9	[2]	23,162
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		23,162		40,334
Increase		503,277		22,758
Ending		503,277		22,758	40,334
Deductible temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		92,117		46,961
Beginning_IFRS9	[2]	104,117
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		104,116		18,417
Increase		24,592		63,573
Ending		24,593		92,117	46,961
Deductible temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		1,207		5,154
Beginning_IFRS9	[2]	1,207
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		1,207		5,154
Increase		1,841		1,207
Ending		1,841		1,207	5,154
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		133,703		810,719
Beginning_IFRS9	[2]	137,591
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		26,748		753,918
Increase		74,027		76,902
Ending		184,870		133,703	810,719
Deductible temporary differences | Gains on valuation of security investment
The changes in cumulative temporary differences
Beginning		299,082		447,388
Beginning_IFRS9	[2]	415,392
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		412,284		447,388
Increase		266,623		299,082
Ending		269,731		299,082	447,388
Deductible temporary differences | Defined benefit liabilities
The changes in cumulative temporary differences
Beginning		1,590,787		1,320,135
Beginning_IFRS9	[2]	1,682,234
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				255,375
Decrease		211,994		256,580
Increase		507,190		271,857
Ending		1,977,430		1,590,787	1,320,135
Deductible temporary differences | Accrued expenses
The changes in cumulative temporary differences
Beginning		706,535		1,128,492
Beginning_IFRS9	[2]	706,535
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		706,535		1,123,713
Increase		993,906		701,756
Ending		993,906		706,535	1,128,492
Deductible temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		101,789		124,388
Beginning_IFRS9	[2]	101,789
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		101,789		124,388
Increase		13,679		101,789
Ending		13,679		101,789	124,388
Deductible temporary differences | Loss on SPE repurchase
The changes in cumulative temporary differences
Beginning		80,204		80,204
Beginning_IFRS9	[2]	80,204
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		80,204		0
Increase		0		0
Ending		0		80,204	80,204
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		1,388,214		1,402,646
Beginning_IFRS9	[2]	1,189,756
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				107,755
Decrease		517,189		736,757
Increase		616,755		614,570
Ending		1,289,322		1,388,214	1,402,646
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		(2,879)		0
Beginning_IFRS9	[2]	(2,879)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Ending		(3,416)		(2,879)	0
Deductible temporary differences | Loss on SPE repurchase
The changes in cumulative temporary differences
Beginning		(80,204)		(80,204)
Beginning_IFRS9	[2]	(80,204)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Ending		0		(80,204)	(80,204)
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(49,179)		(774,259)
Beginning_IFRS9	[2]	(55,546)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Ending		(73,764)		(49,179)	(774,259)
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		(112,030)		(119,334)
Beginning_IFRS9	[2]	(112,030)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Ending		(120,704)		(112,030)	(119,334)
Taxable temporary differences
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax liabilities		(2,050,709)		(1,854,445)	(1,253,126)
Total deferred income tax assets from deductable temporary differences		(1,861,070)
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Deferred Tax Liabilities				(442,206)
The changes in cumulative temporary differences
Beginning		(6,713,779)		(5,083,161)
Beginning_IFRS9	[2]	(6,751,023)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				(1,818,203)
Ending		₩ (7,408,534)		₩ (6,713,779)	₩ (5,083,161)
Tax rate		27.50%		27.50%	24.20%
Taxable temporary differences | Gross Temporary Difference Unused Tax Losses And Unused Tax Credits Member [Member]
The changes in cumulative temporary differences
Beginning		₩ (6,808,151)		₩ (5,166,560)
Beginning_IFRS9	[2]	(6,834,422)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				(1,822,749)
Decrease		(3,688,071)		(2,601,013)
Increase		(4,390,426)		(2,419,855)
Ending		(7,536,777)		(6,808,151)	₩ (5,166,560)
Taxable temporary differences | Impairment losses on property and equipment
The changes in cumulative temporary differences
Beginning		(1,481)		(1,481)
Beginning_IFRS9	[2]	(1,481)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease				0
Increase		(2,976)		0
Ending		(4,457)		(1,481)	(1,481)
Taxable temporary differences | Loss (Gains) from valuation on derivative financial instruments
The changes in cumulative temporary differences
Beginning		(61,829)		(193,243)
Beginning_IFRS9	[2]	(38,051)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		(38,051)		(192,491)
Increase		(49,036)		(61,077)
Ending		(49,036)		(61,829)	(193,243)
Taxable temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		(16,357)		(25,454)
Beginning_IFRS9	[2]	(11,948)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				(8,766)
Decrease		(11,948)		(34,220)
Increase		(8,656)		(16,357)
Ending		(8,656)		(16,357)	(25,454)
Taxable temporary differences | Losses from fair value hedged item
The changes in cumulative temporary differences
Beginning		(57,083)		(59,235)
Beginning_IFRS9	[2]	(57,083)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		(57,083)		(59,235)
Increase		(94,085)		(57,083)
Ending		(94,085)		(57,083)	(59,235)
Taxable temporary differences | Accrued interest
The changes in cumulative temporary differences
Beginning		(405,542)		(349,899)
Beginning_IFRS9	[2]	(405,542)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				(72,117)
Decrease		(364,518)		(377,010)
Increase		(370,463)		(360,536)
Ending		(411,487)		(405,542)	(349,899)
Taxable temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		(668,663)		(660,945)
Beginning_IFRS9	[2]	(668,657)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				(15,846)
Decrease		(668,657)		(665,209)
Increase		(727,528)		(657,081)
Ending		(727,528)		(668,663)	(660,945)
Taxable temporary differences | Advnaced depreciation provision
The changes in cumulative temporary differences
Beginning		(6,192)		0
Beginning_IFRS9	[2]	(6,192)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				(6,192)
Decrease				0
Increase				0
Ending		(6,192)		(6,192)	0
Taxable temporary differences | Gains on revaluation
The changes in cumulative temporary differences
Beginning		(1,275,641)		(1,182,310)
Beginning_IFRS9	[2]	(1,275,641)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				(99,244)
Decrease		(124,407)		(59,030)
Increase		(50,758)		(53,117)
Ending		(1,201,992)		(1,275,641)	(1,182,310)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(387,467)		(387,267)
Beginning_IFRS9	[2]	(387,733)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		(146,234)		(72,284)
Increase		(74,847)		(72,484)
Ending		(316,346)		(387,467)	(387,267)
Taxable temporary differences | Gains on valuation of security investment
The changes in cumulative temporary differences
Beginning		(765,109)		(37,252)
Beginning_IFRS9	[2]	(800,041)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				(236,137)
Decrease		(799,187)		(273,171)
Increase		(600,642)		(764,891)
Ending		(601,496)		(765,109)	(37,252)
Taxable temporary differences | Retirement insurance expense
The changes in cumulative temporary differences
Beginning		(1,342,012)		(1,170,514)
Beginning_IFRS9	[2]	(1,342,012)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				(168,714)
Decrease		(136,444)		(200,722)
Increase		(405,907)		(203,506)
Ending		(1,611,475)		(1,342,012)	(1,170,514)
Taxable temporary differences | Adjustments to the prepaid contributions
The changes in cumulative temporary differences
Beginning		(59,040)		(62,569)
Beginning_IFRS9	[2]	(59,040)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		(59,040)		(61,034)
Increase		(69,212)		(57,505)
Ending		(69,212)		(59,040)	(62,569)
Taxable temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		(20,650)		(176,962)
Beginning_IFRS9	[2]	(20,650)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease		(20,650)		(176,962)
Increase		(271,873)		(20,650)
Ending		(271,873)		(20,650)	(176,962)
Taxable temporary differences | Goodwill
The changes in cumulative temporary differences
Beginning		(65,288)		(65,288)
Beginning_IFRS9	[2]	(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Decrease				0
Increase				0
Ending		(65,288)		(65,288)	(65,288)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning		(1,675,797)		(794,141)
Beginning_IFRS9	[2]	(1,695,063)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				(1,215,733)
Decrease		(1,261,852)		(429,645)
Increase		(1,664,205)		(95,568)
Ending		(2,097,416)		(1,675,797)	(794,141)
Taxable temporary differences | Goodwill
The changes in cumulative temporary differences
Beginning		65,288		65,288
Beginning_IFRS9	[2]	65,288
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Ending		65,288		65,288	65,288
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		28,407		17,205
Beginning_IFRS9	[2]	17,205
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				4,546
Ending		62,367		28,407	17,205
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning		677		906
Beginning_IFRS9	[2]	906
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business Combination				0
Ending		₩ 588		₩ 677	₩ 906

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[2]	Prepared in accordance with IFRS 9